Retirement Benefits - Weighted Average Durations of Defined Benefit Plans (Detail) - yr	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Lump-sum severance indemnity plans [member]
Disclosure of defined benefit plans [Line Items]
Weighted average durations of defined benefit plans	12.7	12.8	12.9
Defined benefit pension plans [member]
Disclosure of defined benefit plans [Line Items]
Weighted average durations of defined benefit plans	18.9	18.9	18.2